SHARE-BASED COMPENSATION - Restricted Stock Activity (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
	Jul. 22, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Weighted average grant-date fair value per share (RMB)
Total share based compensation expense		¥ 296,487	¥ 336,616	¥ 290,815
Restricted shares
Number of Shares
Outstanding, beginning		48,996,888	38,534,512	28,930,720
Granted (in shares)		22,246,544	31,194,120	21,948,320
Vested (in shares)		(18,907,368)	(4,788,176)	(5,015,992)
Forfeited (in shares)		(4,898,088)	(15,943,658)	(7,328,536)
Outstanding, ending		47,437,976	48,996,888	38,534,512
Weighted average grant-date fair value per share (RMB)
Outstanding, beginning		¥ 16.4	¥ 32.2	¥ 43.9
Granted (in RMB per share)		11.3	11.9	19.4
Vested (in RMB per share)		16	16.1	43.3
Forfeited (in RMB per share)		27.5	45.9	32.5
Outstanding, ending		¥ 13	¥ 16.4	¥ 32.2
Total share based compensation expense		¥ 296,487	¥ 336,616	¥ 290,815
Total unrecognized compensation expense		¥ 230,062
Weighted average period over which unrecognized compensation expense is expected to be recognized		1 year 6 months 21 days
Intrinsic value of restricted shares vested		¥ 201,716	¥ 56,674	¥ 132,123
Intrinsic value of unvested restricted shares		¥ 1,447,686
Restricted share units in the modification
Number of Shares
Granted (in shares)	8,239,864
Forfeited (in shares)	(9,820,069)